Note 5 - Intangible Assets	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Intangible Assets

Aggregate amortization expense for amortizing intangible assets was $51,507, $45,511 and $42,006 for the years ended October 31, 2022, 2021 and 2020, respectively. Amortization of intangible assets is calculated using a straight-line method over the estimated useful lives of the intangible assets. Amortization expense is estimated to be approximately $52,000 for each of the next five years. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2022 was $856,167 and $274,417, respectively. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2021 was $763,718 and $222,910, respectively.